Restructuring and Other Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	$ 245
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	177
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	64
Non-service pension (benefit) [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	4
Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	162
Utilization and foreign exchange	(104)
Restructuring Reserve	58
Expected Costs	255
Restructuring cost incurred	(162)
Remaining Costs	93
Current Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	122
Current Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	40
Current Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	151
Utilization and foreign exchange	(104)
Restructuring Reserve	47
Current Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	11
Utilization and foreign exchange	0
Restructuring Reserve	11
Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	23
Utilization and foreign exchange	(98)
Restructuring Reserve	7	$ 82
Expected Costs	121
Restructuring cost incurred	(23)	(95)
Remaining Costs	3
Prior Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	12
Prior Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	11
Prior Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	22
Utilization and foreign exchange	(76)
Restructuring Reserve	6	60
Prior Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	1
Utilization and foreign exchange	(22)
Restructuring Reserve	1	22
Two Years Prior Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	60
Restructuring Reserve	59
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	133
Pratt and Whitney [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	133
Restructuring cost incurred	(133)
Remaining Costs	0
Pratt and Whitney [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	3
Restructuring cost incurred	0	(3)
Remaining Costs	0
Collins Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	106
Collins Aerospace Systems [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	120
Restructuring cost incurred	(27)
Remaining Costs	93
Collins Aerospace Systems [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	111
Restructuring cost incurred	(23)	(87)
Remaining Costs	1
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	6
Eliminations and other [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	2
Restructuring cost incurred	(2)
Remaining Costs	0
Eliminations and other [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	7
Restructuring cost incurred	0	$ (5)
Remaining Costs	$ 2